Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James Advantage Funds
Entity Central Index Key	0001045487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009900
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Retail Class
Trading Symbol	GLRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 415,501,722
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 1,597,061
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$415,501,722 Number of Portfolio Holdings121 Advisory Fee $1,597,061 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	49.4%
Corporate Bonds	11.1%
Exchange-Traded Funds	4.9%
Money Market Funds	1.8%
Mortgage-Backed Securities	2.7%
U.S. Government & Agencies	4.6%
U.S. Treasury Obligations	25.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Apple, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NVIDIA Corporation	2.9%
U.S. Treasury Bonds, 3.625%, due 02/15/44	2.5%
iShares Gold Trust	2.5%
U.S. Treasury Notes, 5.000%, due 09/30/25	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000075008
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Institutional Class
Trading Symbol	GLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 415,501,722
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 1,597,061
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$415,501,722 Number of Portfolio Holdings121 Advisory Fee $1,597,061 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	49.4%
Corporate Bonds	11.1%
Exchange-Traded Funds	4.9%
Money Market Funds	1.8%
Mortgage-Backed Securities	2.7%
U.S. Government & Agencies	4.6%
U.S. Treasury Obligations	25.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Apple, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NVIDIA Corporation	2.9%
U.S. Treasury Bonds, 3.625%, due 02/15/44	2.5%
iShares Gold Trust	2.5%
U.S. Treasury Notes, 5.000%, due 09/30/25	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000009903
Shareholder Report [Line Items]
Fund Name	James Small Cap Fund
Trading Symbol	JASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Small Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$79	1.50%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 50,980,324
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 313,035
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,980,324 Number of Portfolio Holdings81 Advisory Fee $313,035 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.9%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brinker International, Inc.	5.8%
Evercore, Inc. - Class A	3.7%
Piper Sandler Companies	3.6%
Enova International, Inc.	3.4%
Coca-Cola Consolidated, Inc.	2.7%
PC Connection, Inc.	2.4%
Houlihan Lokey, Inc.	2.1%
FTI Consulting, Inc.	2.1%
Assured Guaranty Ltd.	1.8%
Corcept Therapeutics, Inc.	1.8%

Material Fund Change Adviser [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000090023
Shareholder Report [Line Items]
Fund Name	James Micro Cap Fund
Trading Symbol	JMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Micro Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 28,364,818
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 218,569
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,364,818 Number of Portfolio Holdings81 Advisory Fee $218,569 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%
Right	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enova International, Inc.	5.4%
Nova Ltd.	5.2%
Piper Sandler Companies	5.0%
Federal Agricultural Mortgage Corporation - Class C	4.1%
OFG Bancorp	3.8%
United States Lime & Minerals, Inc.	3.7%
Donnelley Financial Solutions, Inc.	3.7%
Integer Holdings Corporation	3.0%
Merchants Bancorp	3.0%
PC Connection, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000157576
Shareholder Report [Line Items]
Fund Name	James Aggressive Allocation Fund
Trading Symbol	JAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Aggressive Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 25,164,513
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 123,290
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,164,513 Number of Portfolio Holdings83 Advisory Fee $123,290 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.3%
Corporate Bonds	6.2%
Exchange-Traded Funds	0.7%
Money Market Funds	1.3%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	6.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.5%
Alphabet, Inc. - Class A	3.3%
Deckers Outdoor Corporation	3.3%
Enova International, Inc.	3.2%
Apple, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.8%
Broadcom, Inc.	2.8%
Microsoft Corporation	2.8%
Cadence Design Systems, Inc.	2.4%
Goldman Sachs Group, Inc. (The)	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.